Cash, Cash Equivalents and Current Marketable Securities (Details) (USD $) In Millions, unless otherwise specified	Jan. 01, 2012	Jan. 02, 2011
Cash, Cash Equivalents and Current Marketable Securities
Cash	$ 2,709	$ 2,293
Government securities and obligations	27,017	22,349
Corporate debt securities	489	225
Money market funds	1,590	2,135
Time deposits	456	656
Total cash, cash equivalents and current marketable securities	$ 32,261	$ 27,658